Income Taxes (Details) - Schedule of company’s deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 8,758,337	$ 6,504,000
Lease liability	277,142	277,000
Deferred tax assets before valuation allowance	9,035,479	6,781,000
Less: deferred tax asset valuation allowance	(5,093,324)	(3,284,382)
Total deferred tax asset after valuation allowance	3,942,155	3,496,618
Deferred tax liabilities:
Intangible assets	(3,665,013)	(3,219,618)
Fixed assets	(277,142)	(277,000)
Total deferred tax liabilities	3,942,155	3,496,618
Total net deferred tax asset (liability)